Segment Reporting (Details) - Schedule of Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Technology [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets	$ 69,156
Non-current assets	2,425,537
Total assets	2,494,693
Current liabilities	2,516,796
Total liabilities	2,516,796
Tourism products [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets		$ 2,791,304
Non-current assets		2,788,394
Total assets		5,579,697
Current liabilities		866,358
Total liabilities		866,358
Cross-board merchandise [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets	11,751,893	3,303,874
Non-current assets		7,000,000
Total assets	11,751,893	10,303,874
Current liabilities	1,590,045	2,319,263
Total liabilities	1,590,045	2,319,263
Unallocated [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets	7,671,816	6,466,573
Non-current assets		9,789,704
Total assets	7,671,816	16,256,277
Current liabilities	2,656,865	3,930,385
Total liabilities	2,656,865	3,930,385
Consolidated [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets	19,492,864
Non-current assets	2,425,537
Total assets	21,918,401
Current liabilities	6,763,706
Total liabilities	$ 6,763,706
Wholesale And Retail [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets		1,625
Non-current assets
Total assets		1,625
Current liabilities		32,772
Total liabilities		32,772
Subcontracting [Member]
Schedule of Assets and Liabilities [Line Items]
Current assets		369,770
Non-current assets		1,310
Total assets		371,080
Current liabilities		711,992
Total liabilities		$ 711,992